RELATED PARTY TRANSACTIONS (Details) - USD ($)	Jan. 29, 2016	Dec. 31, 2015	Oct. 30, 2015	Oct. 29, 2015	Aug. 31, 2015	Dec. 31, 2014	Oct. 30, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Note payable - related party						$ 2,500,000
Contingent Earnout Consideration		$ 7,585,435				$ 6,732,123
Steel Media [Member]
Related Party Transaction [Line Items]
Contingent Earnout Consideration		6,732,123
Value of earnout consideration paid in cash	$ 1,600,000
Present value of consideration		$ 6,584,042	$ 6,584,042				$ 6,584,042
Contingent Earnout Consideration paid	$ 4,000,000
Earnout consideration paid in shares		1,283,766
Steel Media [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Contingent Earnout Consideration							$ 8,000,000
Steel Media [Member] | Richard Steel [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Contingent Earnout Consideration		$ 8,000,000
Senior Subordinated Notes [Member] | Richard Steel [Member]
Related Party Transaction [Line Items]
Note payable - related party		$ 2,500,000
Senior Subordinated Notes [Member] | Steel Media [Member]
Related Party Transaction [Line Items]
Partial prepayment on notes payable				$ 2,258,263	$ 241,737
Accrued interest				$ 122,861